Jul. 05, 2017

Ivy Funds

Supplement dated August 18, 2017 to the

Ivy Funds Prospectus

dated July 5, 2017

as supplemented July 14, 2017 and August 10, 2017

1) Effective September 18, 2017, Class E shares of Ivy Cundill Global Value Fund will be closed to new investments and will no longer be offered for sale in this prospectus.

2) Effective September 18, 2017, the maximum sales load for Class E shares of each Fund (except Ivy Government Money Market Fund) will be reduced to 2.50%. Therefore, on that date, the following changes are made to the prospectus:

∎	The following replaces in its entirety the table titled “Shareholder Fees” under the “Fees and Expenses” section on pages 4, 9, 14, 24, 54, 115, 134, 139, 168 and 174:

Shareholder Fees

(fees paid directly from your investment)	Class A	Class B	Class C		Class E		Class I	Class N	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None		2.50%		None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%[1]	5.00%[1]	1.00%[1]		None		None	None	None	None
Maximum Account Fee	$20 [2]	None	$20	[2]	$20	[2]	None	None	None	None

∎	The following replaces in its entirety the table titled “Shareholder Fees” under the “Fees and Expenses” section on page 29:

Shareholder Fees

(fees paid directly from your investment)	Class A	Class C		Class E		Class I	Class N	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None		2.50%		None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%[1]	1.00%[1]		None		None	None	None	None
Maximum Account Fee	$20 [2]	$20	[2]	$20	[2]	None	None	None	None

∎	The following replaces in its entirety the table titled “Shareholder Fees” under the “Fees and Expenses” section on pages 39, 66 and 122:

Shareholder Fees

(fees paid directly from your investment)	Class A	Class B	Class C		Class E		Class I	Class N	Class R	Class T1	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None		2.50%		None	None	None	2.50%	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%[2]	5.00%[2]	1.00%[2]		None		None	None	None	None	None
Maximum Account Fee	$20 [3]	None	$20	[3]	$20	[3]	None	None	None	None	None